Financial Risk Management - Loans and Advances by Industry Sector (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 104,635,815	¥ 97,714,938
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	105,953,699	98,825,555
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	64,189,084	63,307,158
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	15,506,486	15,274,719
Gross carrying amount [member] | Housing loan [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 10,676,967	¥ 10,736,709